Modifications of Financial Assets - Additional Information (Detail) - ARS ($) $ in Thousands		12 Months Ended
	Aug. 28, 2019	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
New gross carrying amount amount		$ 9,065,091
Modification loss on financial asset		$ 3,902,110
Gross carrying amount [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross carrying amount of the modified financial assets	$ 12,967,201
Period After 90 Days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of debt amount cancelled	15.00%
Period After 180 Days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of debt amount cancelled	25.00%